License and Asset Purchase Agreements - Additional Information (Detail) - USD ($)						3 Months Ended	4 Months Ended	6 Months Ended
	Feb. 15, 2015	Dec. 31, 2014	Dec. 23, 2014	Dec. 18, 2014	Nov. 21, 2014	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2015
License Agreements [Line Items]
Convertible promissory note		$ 493,000					$ 493,000
Common stock, shares issued		4,944,000				14,508,177	4,944,000	14,508,177
Research and development						$ 3,345,000	$ 2,028,000	$ 5,949,000
Araxes Asset Purchase Agreement
License Agreements [Line Items]
Convertible promissory note			$ 500,000
Milestone payment to be received			9,700,000
Janssen License Agreement | Up-front Payment Arrangement
License Agreements [Line Items]
Proceed from license agreement				$ 1,000,000
Asset Purchase Agreement | Araxes Asset Purchase Agreement
License Agreements [Line Items]
Outstanding license agreements			8,500,000
Milestone payment to be received			$ 1,200,000
License Agreements
License Agreements [Line Items]
Outstanding license agreements					$ 81,700,000
License Agreements | Up-front Payment Arrangement
License Agreements [Line Items]
Proceed from license agreement					1,100,000
License Agreements | Initiation of Certain Development Activities
License Agreements [Line Items]
Outstanding license agreements		$ 1,200,000
License Agreements | Specified Regulatory Approvals
License Agreements [Line Items]
Outstanding license agreements					30,500,000
License Agreements | Specified Levels of Product Sales
License Agreements [Line Items]
Outstanding license agreements					$ 50,000,000
The University of Michigan License Agreement
License Agreements [Line Items]
License agreement date								Dec. 22, 2014
Common stock, shares issued						79,113		79,113
Research and development								$ 500,000
Agreement termination written notice								90 days
Agreement termination period due to payment failure								30 days
Agreement termination notice period in event of material breach								60 days
The University of Michigan Sponsored Research Agreement
License Agreements [Line Items]
Research and development						$ 251,000		$ 376,000
Sponsor of research over three- year	$ 2,700,000
Sponsored research agreement period	3 years
Sponsored research amount, expensed as incurred	$ 2,000,000